Financial Statements
(Unaudited)

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)
September 30, 2011

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Financial Statements (Unaudited)

 September 30, 2011

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

September 30, 2011

Percent of Cash
Industry	and Investments
Wired Telecommunications Carriers	10.9%
Gambling Industries	7.7%
Radio and Television Broadcasting	7.0%
Business Support Services	5.6%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	4.1%
Cable and Other Subscription Programming	4.0%
Scheduled Air Transportation	3.9%
Communications Equipment Manufacturing	3.4%
Motion Picture and Video Industries	3.4%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.2%
Architectural, Engineering, and Related Services	3.2%
Electronic Shopping and Mail-Order Houses	3.0%
Pharmaceutical and Medicine Manufacturing	2.8%
Full-Service Restaurants	2.6%
Semiconductor and Other Electronic Component Manufacturing	2.3%
Activities Related to Credit Intermediation	2.1%
Oil and Gas Extraction	2.0%
Metal and Mineral (except Petroleum) Merchant Wholesalers	2.0%
Other Financial Investment Activities	1.7%
Aerospace Product and Parts Manufacturing	1.7%
Industrial Machinery Manufacturing	1.2%
Highway, Street, and Bridge Construction	1.2%
Electric Power Generation, Transmission and Distribution	1.1%
Data Processing, Hosting, and Related Services	1.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.9%
Software Publishers	0.7%
Support Activities for Mining	0.7%
Charter Bus Industry	0.6%
Health and Personal Care Stores	0.4%
Depository Credit Intermediation	0.2%
Traveler Accommodation	0.2%
Offices of Real Estate Agents and Brokers	0.1%
Newspaper, Periodical, Book, and Directory Publishers	0.1%
Home Furnishings Stores	0.1%
Other Amusement and Recreation Industries	0.0%
Motor Vehicle Manufacturing	0.0%
Cash and Cash Equivalents	14.9%
Total	100.0%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

September 30, 2011

Assets
Investments, at fair value:
Unaffiliated issuers (cost $935,259,657)	$775,883,763
Controlled companies (cost $30,850,537)	53,320,069
Other affiliates (cost $407,430,232)	337,119,650
Total investments (cost $1,373,540,426)	1,166,323,482

Cash and cash equivalents	203,688,724
Accrued interest income:
Unaffiliated issuers	13,496,447
Controlled companies	106,419
Other affiliates	1,766,277
Receivable for investments sold	15,023,324
Deferred debt issuance costs	3,493,141
Prepaid expenses and other assets	559,935
Total assets	1,404,457,749

Liabilities
Credit facility payable	82,999,400
Payable for investments purchased	62,788,488
Management and advisory fees payable	2,387,500
Payable to the Common Limited Partner	725,522
Payable to the Investment Manager	70,419
Interest payable	3,935
Accrued expenses and other liabilities	552,621
Total liabilities	149,527,885

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	839,928
Total preferred limited partner interests	369,839,928

Net assets applicable to common limited and general partners	$885,089,936

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Distributions in excess of net investment income	(5,851,255)
Accumulated net realized gain	11,491,195
Accumulated net unrealized depreciation	(202,278,334)
Net assets applicable to common limited and general partners	$885,089,936

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (70.68%)
Bank Debt (44.64%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.25%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2.5% LIBOR Floor, due 11/15/13	$3,475,501	$3,405,991	0.25%

Activities Related to Credit Intermediation (1.76%)
OpenSolutions, Inc., Tranche B Term Loan, LIBOR + 2.125%, 1/23/14	$28,949,381	24,064,173	1.76%

Aerospace Product and Parts Manufacturing (0.82%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14	$1,604,498	1,399,924	0.10%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14	$13,512,247	9,323,450	0.68%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14	$835,566	576,541	0.04%
Total Aerospace Product and Parts Manufacturing		11,299,915

Architectural, Engineering, and Related Services (0.91%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, 3.5% LIBOR Floor, due 9/12/14 (2)	$12,485,841	12,485,841	0.91%

Business Support Services (5.29%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$71,078,945	72,500,524	5.29%

Cable and Other Subscription Programming (4.00%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€2,874,440	3,848,013	0.28%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,344,895	24,800,979	1.81%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€7,877,083	10,545,051	0.77%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€2,513,895	3,365,352	0.25%
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€9,149,825	12,248,871	0.89%
Total Cable and Other Subscription Programming		54,808,266

Charter Bus Industry (0.60%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$9,080,405	6,742,201	0.49%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$35,183	26,123	-
Coach America Holdings, Inc., Senior Secured Letters of Credit,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$1,919,516	1,425,241	0.11%
Total Charter Bus Industry		8,193,565

Communications Equipment Manufacturing (3.44%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, 2% LIBOR Floor, due 9/30/13	$47,933,138	47,070,341	3.44%

Electric Power Generation, Transmission and Distribution (1.08%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$21,854,113	14,717,390	1.08%

Electronic Shopping and Mail-Order Houses (2.84%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$39,251,850	38,957,461	2.84%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Highway, Street, and Bridge Construction (1.16%)
Contech Construction Products, Inc., Senior Secured 1st Lien Revolver, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13 (2)	$4,900,802	$2,658,685	0.19%
Contech Construction Products, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13 (2)	$17,865,691	13,265,275	0.97%
Total Highway, Street, and Bridge Construction		15,923,960

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.85%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$817,531	760,304	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$11,686,498	10,868,443	0.79%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		11,628,747

Motion Picture and Video Industries (3.41%)
CKX Entertainment, Inc., Senior Secured Bridge Term Loan, LIBOR + 7%, 1.5% LIBOR Floor, due 6/21/12	$47,930,238	46,684,051	3.41%

Newspaper, Periodical, Book, and Directory Publishers (0.08%)
Cengage Learning, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.5%, due 7/5/14	$1,171,420	929,605	0.07%
Local Insight Regatta Holdings, Inc., 1st Lien Term Loan, LIBOR + 4%, due 4/23/15	$1,000,000	133,333	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		1,062,938

Offices of Real Estate Agents and Brokers (0.08%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,002,736	0.14%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,164,053	(854,878)	(0.06)%
Total Offices of Real Estate Agents and Brokers		1,147,858

Other Financial Investment Activities (1.72%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$46,718,088	23,534,237	1.72%

Radio and Television Broadcasting (6.12%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16 (2)	$9,794,531	9,727,928	0.71%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16 (2)	$57,442,391	60,285,790	4.40%
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$15,131,577	13,890,788	1.01%
Total Radio and Television Broadcasting		83,904,506

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.37%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan,
LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$5,283,063	5,098,156	0.37%

Scheduled Air Transportation (2.23%)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2), (8)	$4,687,389	6,337,349	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2), (8)	$4,708,144	6,388,951	0.47%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2), (8)	$3,825,892	4,441,860	0.32%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2), (8)	$4,877,920	5,846,187	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2), (8)	$5,528,065	7,504,349	0.55%
Total Scheduled Air Transportation		30,518,696

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (2.17%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	$26,865,929	1.96%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$2,929,323	2,929,323	0.21%
Total Semiconductor and Other Electronic Component Manufacturing		29,795,252

Software Publishers (0.72%)
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan, LIBOR + 5.75%, due 12/31/13	$342,102	318,155	0.02%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%, due 12/31/13	$644,149	599,381	0.04%
Infor Global Solutions, Extended Initial 2nd Lien New Term Loan, LIBOR + 5.5%, due 3/2/14	$1,994,764	1,516,021	0.11%
Infor Global Solutions, Extended Initial 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$5,990,445	4,715,607	0.35%
Infor Global Solutions, Extended Initial DDTL 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$3,468,152	2,730,088	0.20%
Total Software Publishers		9,879,252

Support Activities for Mining (0.08%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$1,133,655	1,133,655	0.08%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$1,133,286	-	-
Total Support Activities for Mining		1,133,655

Traveler Accommodation (0.17%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10% + 2% PIK, 2% LIBOR Floor, due 4/22/15	$3,985,898	2,291,892	0.17%

Wired Telecommunications Carriers (4.49%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	5,973,665	0.44%
FairPoint Communications, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4.5%, 2% LIBOR Floor, due 1/24/16	$19,000,000	14,881,750	1.09%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, 3% LIBOR Floor, due 10/28/15	$4,782,857	4,782,857	0.35%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,437,488	11,675,691	0.85%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	13,106,658	0.96%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	11,049,585	0.80%
Total Wired Telecommunications Carriers		61,470,206

Total Bank Debt (Cost $608,860,794)		611,576,873

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Other Corporate Debt Securities (26.04%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.87%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$27,195,000	$25,019,400	1.83%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$29,404,000	27,933,800	2.04%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		52,953,200

Aerospace Product and Parts Manufacturing (0.86%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$20,957,000	9,022,198	0.66%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$6,123,000	2,791,537	0.20%
Total Aerospace Product and Parts Manufacturing		11,813,735

Architectural, Engineering, and Related Services (1.99%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$17,525,000	10,521,835	0.77%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$16,809,029	14,669,407	1.07%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$2,041,825	2,041,825	0.15%
Total Architectural, Engineering, and Related Services		27,233,067

Data Processing, Hosting, and Related Services (0.40%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$5,814,000	5,510,393	0.40%

Full-Service Restaurants (2.65%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (4)	$37,041,000	36,374,262	2.65%

Gambling Industries (2.81%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	38,441,955	2.81%

Health and Personal Care Stores (0.39%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$6,640,000	5,280,925	0.39%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	689,175	0.05%

Industrial Machinery Manufacturing (0.92%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$12,572,761	12,572,761	0.92%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.00%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	27,461,067	2.00%

Oil and Gas Extraction (2.01%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	3,002,715	0.22%
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	24,579,800	1.79%
Total Oil and Gas Extraction		27,582,515

Pharmaceutical and Medicine Manufacturing (2.81%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16 - (France) (5)	$30,893,000	20,204,022	1.47%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3)	€19,650,000	17,203,768	1.26%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3), (5)	€1,312,000	1,148,669	0.08%
Total Pharmaceutical and Medicine Manufacturing		38,556,459

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.80%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$52,174,000	$38,348,412	2.80%

Wired Telecommunications Carriers (2.48%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	18,624,250	1.36%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	3,663,411	0.27%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$11,067,000	11,661,851	0.85%
Total Wired Telecommunications Carriers		33,949,512

Total Other Corporate Debt Securities (Cost $464,585,673)		356,767,438

Total Debt Investments (Cost $1,073,446,467)		968,344,311

Equity Securities (14.45%)
Activities Related to Credit Intermediation (0.37%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	4,996,470	0.37%

Architectural, Engineering, and Related Services (0.27%)
Alion Science & Technology Corporation, Warrants (4)	12,775	673,881	0.05%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,047,704	0.08%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	1,998,958	0.14%
Total Architectural, Engineering, and Related Services		3,720,543

Business Support Services (0.34%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	4,673,025	0.34%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	-	-

Data Processing, Hosting, and Related Services (0.61%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,299,038	0.61%
Total Data Processing, Hosting, and Related Services		8,299,219

Depository Credit Intermediation (0.19%)
Doral Financial Corporation, Common Stock (4)	2,410,796	2,627,768	0.19%
Doral GP, Ltd., GP Interest (2), (4), (5), (6)	100	225	-
Total Depository Credit Intermediation		2,627,993

Electronic Shopping and Mail-Order Houses (0.20%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,176,515	0.16%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	531,863	0.04%
Total Electronic Shopping and Mail-Order Houses		2,708,378

Gambling Industries (4.92%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	64,885,941	4.74%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,531,816	0.18%
Total Gambling Industries		67,417,757

Highway, Street, and Bridge Construction (0.00%)
Contech Construction Products Holdings, Inc., Common Stock (2), (5), (6)	2,467,875	247	-

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

		Fair	Percent of Cash
Investment	Shares	Value	and Investments

Equity Securities (continued)
Industrial Machinery Manufacturing (0.33%)
GSI Group, Inc., Common Stock (4), (5)	590,456	$4,534,702	0.33%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	20,145	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,500,685	11,501	-

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	25,546	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	15,576	-
Total Other Amusement and Recreation Industries		41,122

Radio and Television Broadcasting (0.88%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	11,475,001	0.84%
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	7,179,572	58,717	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5), (6)	2,272,580	77,011	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5), (6)	2,476,138	376,296	0.03%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5), (6)	1,419,264	75,149	0.01%
Total Radio and Television Broadcasting		12,062,174

Scheduled Air Transportation (1.66%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (8)	315	4,006,897	0.29%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (8)	312	3,943,859	0.29%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (8)	405	5,500,875	0.40%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (8)	356	5,038,820	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (8)	312	4,310,922	0.31%
Total Scheduled Air Transportation		22,801,373

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,129,443	0.16%

Support Activities for Mining (0.62%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	8,554,610	0.62%

Wired Telecommunications Carriers (3.90%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	6,449,703	0.47%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	146,534	0.01%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)	10,080,250	46,696,541	3.41%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	87,691	0.01%
Total Wired Telecommunications Carriers		53,380,469

Total Equity Securities (Cost $300,093,959)		197,979,171

Total Investments (Cost $1,373,540,426) (7)		1,166,323,482

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Fair	Percent of Cash
Investment	Amount		Value	and Investments

Cash and Cash Equivalents (14.87%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%, due 10/3/11 Collateralized by FHLMC Notes		$11,907,531	$11,907,531	0.87%
Toyota Motor Credit Corporation, Commercial Paper, 0.20%, due 10/3/11		$10,000,000	9,999,889	0.73%
Union Bank of California, Commercial Paper, 0.05%, due 10/3/11		$20,000,000	19,999,944	1.46%
Chevron Funding Corporation, Commercial Paper, 0.05%, due 10/6/11		$17,000,000	16,999,882	1.24%
Union Bank of California, Certificate of Deposit, 0.18%, due 10/12/11		$10,000,000	10,000,000	0.73%
Toyota Motor Credit Corporation, Commercial Paper, 0.09%, due 10/19/11		$15,000,000	14,999,325	1.10%
General Electric Capital Corporation, Commercial Paper, 0.12%, due 10/21/11		$17,000,000	16,998,867	1.24%
Toyota Motor Credit Corporation, Commercial Paper, 0.15%, due 10/26/11		$18,000,000	17,998,125	1.31%
Union Bank of California, Commercial Paper, 0.15%, due 10/27/11		$15,000,000	14,998,375	1.10%
Toyota Motor Credit Corporation, Commercial Paper, 0.12%, due 11/16/11		$17,000,000	16,997,393	1.24%
Union Bank of California, Commercial Paper, 0.25%, due 11/21/11		$20,000,000	19,992,917	1.46%
General Electric Capital Corporation, Commercial Paper, 0.11%, due 12/28/11		$28,000,000	27,992,471	2.04%
Cash Denominated in Foreign Currency	CAD	42,433	40,400	-
Cash Denominated in Foreign Currency		€712,800	954,225	0.07%
Cash Denominated in Foreign Currency		£100,175	156,113	0.01%
Cash Held on Account at Various Institutions		$3,653,267	3,653,267	0.27%
Total Cash and Cash Equivalents			203,688,724

Total Cash and Investments			$1,370,012,206	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $38,441,955 that have been segregated to collateralize certain unfunded commitments.

(8)	Issuer is a controlled company.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $408,247,496 and $470,167,028, respectively.
Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2011 was $877,484,925, or 64.05% of total cash and investments of the Partnership.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Nine Months Ended September 30, 2011

Investment income
Interest income:
Unaffiliated issuers	$78,198,102
Controlled companies	3,465,143
Other affiliates	13,792,396
Other income:
Unaffiliated issuers	3,621,141
Controlled companies	770,179
Total investment income	99,846,961

Operating expenses
Management and advisory fees	21,487,500
Interest expense	999,023
Amortization of deferred debt issuance costs	800,349
Commitment fees	409,024
Insurance expense	220,827
Custody fees	132,000
Director fees	78,501
Other operating expenses	220,849
Total expenses	24,348,073

Net investment income	75,498,888

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in unaffiliated issuers	39,667,199
Investments in other affiliates	1,266,111
Foreign currency transactions	2,766,828
Net realized gain	43,700,138

Net change in net unrealized appreciation/depreciation on:
Investments	(139,470,991)
Foreign currency	(1,068,275)
Net change in net unrealized depreciation	(140,539,266)

Net realized and unrealized loss	(96,839,128)

Dividends paid on preferred equity facility	(2,603,427)
Net change in accumulated dividends on preferred equity facility	27,550

Net decrease in net assets applicable to common limited and general partners resulting from operations	$(23,916,117)

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Nine Months Ended September 30, 2011 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$1,010,196,281	$1,010,196,281	$-

Net investment income	75,498,888	75,498,888	-
Net realized gain	43,700,138	43,700,138	-
Net change in net unrealized appreciation/depreciation	(140,539,266)	(140,539,266)	-
Dividends paid on preferred equity facility from net investment income	(2,603,427)	(2,603,427)	-
Net change in accumulated dividends on preferred equity facility	27,550	27,550	-
Net decrease in net assets applicable to common limited and general partners resulting from operations	(23,916,117)	(23,916,117)	-

Distributions to common limited and general partners from:
Net investment income	(79,690,228)	(79,690,228)	-
Net realized gain	(21,500,000)	(21,500,000)	-
Total distributions to common limited and general partners	(101,190,228)	(101,190,228)	-

Net assets applicable to common limited and general partners, end of period (including distributions in excess of net investment income of $5,851,255)	$885,089,936	$885,089,936	$-

	Year Ended December 31, 2010
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$940,500,149	$940,500,149	$-

Net investment income	107,301,693	107,301,693	-
Net realized gain	65,407,303	65,407,303	-
Net change in net unrealized appreciation/depreciation	6,106,544	6,106,544	-
Dividends paid on preferred equity facility from net investment income	(3,661,319)	(3,661,319)	-
Net change in accumulated dividends on preferred equity facility	34,557	34,557	-
Net increase in net assets applicable to common limited and general partners resulting from operations	175,188,778	175,188,778	-

Distributions to common limited and general partners from:
Net investment income	(105,492,646)	(105,492,646)	-

Net assets applicable to common limited and general partners, end of year (including accumulated net investment income of $915,962)	$1,010,196,281	$1,010,196,281	$-

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

September 30, 2011

Operating activities
Net decrease in net assets applicable to common limited and general partners resulting from operations	$(23,916,117)
Adjustments to reconcile net decrease in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized gain	(43,700,138)
Net change in net unrealized appreciation/depreciation	139,470,991
Dividends paid on preferred equity facility	2,603,427
Net change in accumulated dividends on preferred equity facility	(27,550)
Accrual of interest and dividend income paid in kind	(13,322,210)
Net accretion of market discount	(7,116,894)
Accretion of original issue discount	(2,476,811)
Amortization of deferred debt issuance costs	800,349
Changes in assets and liabilities:
Purchases of investments	(394,925,286)
Net proceeds from sales, maturities and paydowns of investments	470,167,028
Increase in receivable for investments sold	(460,723)
Decrease in accrued interest income - unaffiliated issuers	3,771,764
Increase in accrued interest income - controlled companies	(106,419)
Increase in accrued interest income - other affiliated issuers	(1,478,617)
Increase in prepaid expenses and other assets	(418,730)
Decrease in payable to the Common Limited Partner	(47,641)
Increase in payable for investments purchased	47,850,010
Increase in payable to the Investment Manager	33,733
Increase in interest payable	1,149
Increase in accrued expenses and other liabilities	94,444
Net cash provided by operating activities	176,795,759

Financing activities
Proceeds from draws on credit facility	5,691,601
Principal repayments on credit facility	(9,980,268)
Dividends paid on preferred equity facility	(2,603,427)
Distributions to common limited partner	(101,190,228)
Net cash used in financing activities	(108,082,322)

Net increase in cash and cash equivalents	68,713,437
Cash and cash equivalents at beginning of period	134,975,287
Cash and cash equivalents at end of period	$203,688,724

Supplemental disclosure:
Interest payments	$997,874

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

September 30, 2011

1.  Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Partnership is to achieve high total returns while minimizing losses.  Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership.  Babson Capital Management LLC serves as Co-Manager.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors.  The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act.  The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  The Board of Directors consists of three persons, two of whom are independent.  If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors.  The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.91 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $436 million under a senior secured revolving credit facility (the “Senior Facility”).  The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

1.  Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests.  However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2011, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest.  The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions, and, prior to June 15, 2009, were able to be reissued.  Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  At September 30, 2011, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.65% or the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.  The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period.

At September 30, 2011, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$38,441,955	$12,158,940
2	Other observable market inputs*	165,941,792	225,116,765	6,461,204
3	Independent third-party pricing sources that employ significant unobservable inputs	442,705,758	93,208,718	168,048,211
3	Investment Manager valuations with significant unobservable inputs	2,929,323	-	11,310,816
Total		$611,576,873	$356,767,438	$197,979,171

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the nine months ended September 30, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$441,244,014	$84,300,000	$145,954,427
Net realized and unrealized gains (losses)	5,800,669	(29,948,269)	3,260,209
Acquisitions	193,469,758	47,171,872	21,616,600
Dispositions	(237,142,146)	(6,044,000)	(2,783,025)
Transfers into Level 3†	-	37,062,578	-
Reclassifications within Level 3	39,333,463	(39,333,463)	-
Ending balance	$442,705,758	$93,208,718	$168,048,211

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(7,350,829)	$(29,896,416)	$3,247,572

† Comprised of one investment that transferred from Level 2 due to reduced trading volumes.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$4,419,714	$-	$20,356,159
Net realized and unrealized gains (losses)	(40,689)	-	(1,685,115)
Acquisitions	168,511	-	2,095
Dispositions	(1,618,213)	-	-
Transfers out of Level 3‡	-	-	(7,362,323)
Ending balance	$2,929,323	$-	$11,310,816

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(1,685,115)

‡ Comprised of one investment that transferred to Level 2 due to increased trading volumes.

During the nine months ended September 30, 2011, one investment with a beginning market value of $9,273,589 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At September 30, 2011, the Partnership held foreign currency denominated investments comprising approximately 9.18% of the Partnership’s total investments by fair value.  Such positions were converted at the closing rate in effect at September 30, 2011, and reported in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions.   The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain currency option and forward exchange transactions. The Partnership recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

Gains and losses from derivative transactions during the nine months ended September 30, 2011 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized Gain (Loss)	Change in Unrealized Depreciation
Currency options	$(1,208,808)	$749,590
Foreign currency forward exchange contract	(1,506,510)	-

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the Partnership’s operations.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

2.  Summary of Significant Accounting Policies (continued)

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals.  Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements.  As of September 30, 2011, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2008 are subject to examination by federal taxing authorities.  No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments (including derivatives) of the Partnership at September 30, 2011 were as follows:

Unrealized appreciation	$93,692,750
Unrealized depreciation	(300,909,694)
Net unrealized depreciation	$(207,216,944)

Cost	$1,373,540,426

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner.  For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership.  Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

3.  Allocations and Distributions (continued)

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date.  The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  Any net long-term capital gains are distributed at least annually.  As of September 30, 2011, the Partnership had declared $345,571,522 to the Common Limited Partner since inception.

4.  Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding.  In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million.  The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

5.  Senior Secured Revolving Credit Facility (continued)

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations.  Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.  The weighted-average interest rate on outstanding borrowings at September 30, 2011 was 1.71%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding.  The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of September 30, 2011, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation.  At September 30, 2011, outstanding borrowings included €62,000,000 (US $82,999,400), and interest payable included €2,940 (US $3,935).

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $18.6 million.  These instruments are reflected at fair value and may be drawn up to the principal amount shown.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions.  The Partnership’s maximum exposure under these arrangements and activities is unknown.  However, the Partnership expects the risk of material loss to be remote.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

7.  Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner.  At September 30, 2011, the Partnership had a liability to the Common Limited Partner in the amount of $725,522, as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At September 30, 2011, such reimbursable amounts totaled $70,419, as reflected in the Statement of Assets and Liabilities.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Continued)

September 30, 2011

8.  Financial Highlights

	Nine Months					December 15,
	Ended					2006 (Inception)
	September 30, 2011	Year Ended December 31,				to December 31,
	(Unaudited)	2010	2009	2008	2007	2006

Period return on invested assets (1), (2)	(0.6)%	18.0%	58.9%	(32.0)%	(3.3)%	0.5%

Gross return to common limited partner (1)	(3.0)%	19.4%	81.2%	(51.0)%	(18.7)%	(0.4)%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Period return to common limited partner (1), (3)	(3.0)%	19.4%	81.2%	(51.0)%	(18.7)%	(0.4)%

Ratios to average common equity: (4), (5)
Net investment income (loss)	10.1%	10.9%	11.2%	8.8%	0.3%	(14.4)%
Expenses	3.3%	3.4%	4.9%	7.8%	11.5%	37.4%
Expenses and General Partner allocation	3.3%	3.4%	4.9%	7.8%	11.5%	37.4%

Ending net assets attributable to common limited partner	$885,089,936	$1,010,196,281	$940,500,149	$464,632,169	$695,176,734	$145,014,518
Portfolio turnover rate (1)	32.3%	66.8%	48.3%	61.5%	42.7%	3.7%
Weighted-average debt outstanding	$89,699,395	$82,122,988	$119,602,754	$347,492,137	$125,714,977	$20,764,706
Weighted-average interest rate	1.5%	0.9%	1.3%	3.8%	5.5%	5.7%

Annualized Inception to Date Performance Data as of September 30, 2011:
Return on invested assets (2)	4.6%
Internal rate of return (6)	3.3%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year, except for allocations to the General Partner.

(5)
These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.  The ratio of expenses to average common limited equity is higher in earlier periods, and net investment income to common limited equity assets is reduced, due to the Partnership’s relatively smaller capital base while the Partnership was ramping up.

(6)
Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date and is reduced by organizational costs that were expensed at the inception of the Partnership.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (Unaudited)

September 30, 2011

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Contech Construction Products Holdings, Inc., Common Stock	$-	$-	$-	$247
Contech Construction Products, Inc., Senior Secured 1st Lien Revolver, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13	-	2,603,551	-	2,658,685
Contech Construction Products, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13	-	15,458,984	(1,031,773)	13,265,275
Doral GP, Ltd., GP Interest	225	-	-	225
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	3,825,000	262,276	(3,825,000)	-
Encompass Digital Media Group, Inc., Common Stock	3,031,875	-	-	11,475,001
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	-	9,665,939	(49,218)	9,727,928
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	71,586,882	4,628,672	(15,728,570)	60,285,790
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, 3.5% LIBOR Floor, due 9/12/14	14,854,583	-	(2,368,742)	12,485,841
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	1,749,916	291,909	-	2,041,825
ESP Holdings, Inc., 15% PIK, Preferred Stock	988,369	-	-	1,047,704
ESP Holdings, Inc., Common Stock	2,487,659	-	-	1,998,958
Fleetwood Enterprises, Inc., Common Stock	11,501	-	-	11,501
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	15,835,461	17,895	(3,251,324)	11,675,691
Integra Telecom, Inc., Common Stock	51,369,376	-	-	46,696,541
Integra Telecom, Inc., Warrants	44,376	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	-	1,849,814	-	3,848,013
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	-	39,859,060	(1,234)	24,800,979
Online Resources Corporation, Common Stock	9,111,210	-	-	4,996,470
Perseus Holdings S.A., Common Stock	-	5,385,680	-	-
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	-	5,179,164	-	10,545,051
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	-	3,664,360	-	3,365,352
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	-	13,337,131	-	12,248,871
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	234,903	-	58,717
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	308,089	-	77,011
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	1,505,401	-	376,296
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	300,641	-	75,149
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	-	12,381,884	-	13,890,788
TOPV New World Holdings, LLC, Membership Interests	65,524,403	216,601	-	64,885,941
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	6,851,330	-	(382,038)	6,337,349
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,893,691	-	(373,825)	6,388,951
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	5,324,675	-	(729,006)	4,441,860
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	6,620,831	-	(653,267)	5,846,187
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8,097,209	-	(438,927)	7,504,349
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	2,964,485	382,037	(484,911)	4,006,897
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	2,934,268	373,824	(484,911)	3,943,859
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	3,584,483	729,004	(467,317)	5,500,875
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	3,410,770	653,266	(542,701)	5,038,820
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	3,230,557	438,926	(569,359)	4,310,922
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16	-	25,305,976	-	24,579,800

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

September 30, 2011

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GSI Group, Inc., Common Stock	7/23/10	3,126,416
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	10,465,055
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16	Various 2011	20,497,233
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16	4/5/11	1,217,603
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500